OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

	December 31,
	2015	2014
Employees and payroll accruals	$247	$205
Accrued expenses	434	679
	$681	$884